INCOME TAXES (Details Narrative) - USD ($)	Dec. 31, 2014	Oct. 25, 2012
Net operating loss carryforwards (NOLs)	$ 18,300,000
Net operating loss available to offset future taxable income	$ 18,300,000
Bazi [Member]
Net operating loss carryforwards of Bazi		$ 25,000,000